UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07876

Templeton China World Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices)   (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500_

Date of fiscal year end: 8/31

Date of reporting period: 2/28/17

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON
INVESTMENTS

**Semiannual Report**
**and Shareholder Letter**
February 28, 2017

# Templeton China World Fund

**Sign up for electronic delivery at franklintempleton.com/edelivery**

Contents

Semiannual Report
Templeton China World Fund	3
Performance Summary	7
Your Fund's Expenses	9
Financial Highlights and Statement of Investments	10
Financial Statements	17
Notes to Financial Statements	20
Shareholder Information	28

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Templeton China World Fund

We are pleased to bring you Templeton China World Fund’s semiannual report for the period ended February 28, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of “China companies,” as defined in the Fund’s prospectus.

Performance Overview

For the six months ended February 28, 2017, the Fund’s Class A shares delivered a total return of +7.28%. For comparison, the MSCI Golden Dragon Index, which measures stock market performance in China, Hong Kong and Taiwan, generated a +6.30% cumulative total return for the same period.1 Also for comparison, the Standard & Poor’s®/ International Finance Corporation Investable China Index, which measures Chinese stock market performance, produced a +5.87% total return for the same period.1 For the 10-year period ended February 28, 2017, the Fund’s Class A shares delivered a +57.75% cumulative total return, compared with the MSCI Golden Dragon Index’s +71.37% cumulative total return for the same period.2 Please note index performance information is provided for reference and we do not attempt to track the index but rather undertake investments on the basis of fundamental research. You can find more performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

China’s economy, as measured by gross domestic product (GDP), grew an estimated 6.8% in 2016’s fourth quarter over 2015’s fourth quarter, driven by consumer spending and a property market supported by robust bank lending.3 Industrial production grew at a relatively steady pace. Retail sales also grew, driven by robust sales growth in communication equipment and household goods. Total fixed-asset investment growth slowed, despite robust infrastructure investment growth. Domestic demand continued to account for a greater portion of GDP, as per-capita income rose. In January, the People’s Bank of China temporarily reduced the reserve requirement ratio for some banks, but kept its benchmark interest rate unchanged during the period.

Greater China stocks rose for the six-month period, despite a decline in 2016’s fourth quarter caused by the Chinese renminbi’s depreciation, China’s increased regulatory restrictions in the insurance industry, and the possibility of protectionist policies from the incoming U.S. presidential administration. However, Greater China stocks advanced in the first two months of 2017, amid the Chinese renminbi’s appreciation, China’s policy actions to reduce capital outflows, an increase in initial public offerings and encouraging economic data. Further supporting stocks were higher oil prices and news that the January production levels by the

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

1. Source: Morningstar.
2. Source: Morningstar. As of 2/28/17, the Fund’s Class A 10-year average annual total return not including sales charges was +4.66%, compared with the 10-year average annual total return of +5.53% for the MSCI Golden Dragon Index.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
3. Source: The website of the National Bureau of Statistics of the People’s Republic of China (www.stats.gov.cn).

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 14.

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Organization of the Petroleum Exporting Countries were closer than expected to compliance with targeted reduction levels. Additionally, many investors were optimistic about U.S. President Donald Trump’s pro-growth policies and viewed the U.S. Federal Reserve’s communications regarding interest rate increases as indicative of an improving U.S. economy, which could benefit emerging markets.

In this environment, Greater China stocks, as measured by the MSCI Golden Dragon Index, generated a +6.30% total return for the six months ended February 28, 2017.1 The MSCI Taiwan Index generated a total return of +10.68%, compared with +5.36% for the MSCI China Index and +3.69% for the MSCI Hong Kong Index.1

Investment Strategy

Our investment strategy employs a fundamental research, value-oriented, long-term approach. We focus on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential. We also consider a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price. Our analysis considers the company’s corporate governance behavior as well as its position in its sector, the economic framework and political environment.

Manager’s Discussion

During the six months under review, key contributors to the Fund’s absolute performance included Taiwan Semiconductor Manufacturing Co. (TSMC), Nine Dragons Paper Holding and Anta Sports Products.

TSMC is the world’s largest independent integrated circuit foundry. Based in Taiwan, it produces a wide variety of semiconductors on an outsourced basis for other companies in the technology hardware industry. Its products are used in computers and other consumer electronics. The company announced better-than-expected fourth-quarter 2016 results, aided by strong demand from various clients, notably Apple and Nvidia. Cost-control measures and a weaker Taiwan dollar further supported profit margins. Development in new areas, such as computing, also led investors to adopt a positive view on the company.

Nine Dragons Paper Holdings, a manufacturer of cardboard packaging, is China’s largest containerboard maker. The company’s shares benefited from improving fundamentals in its core business, including solid demand for packaging materials in the e-commerce industry and improved pricing power resulting from significant cuts in industry capacity, with smaller mills forced to close due to environmental concerns. Nine Dragons Paper announced strong earnings growth for the second half of 2016, supported by higher product prices driven by a combination of supply disruption and demand from e-commerce companies. The company’s payment of a special dividend earlier in the period to celebrate its 10-year anniversary since listing its shares also supported sentiment.

Anta Sports Products is a manufacturer, trader and distributor of sportswear and accessories under the ANTA brand name. The company also owns the rights to produce and distribute FILA products for the Chinese market. The company reported strong 2016 corporate results, driven by solid growth in its ANTA KIDS, FILA and e-commerce businesses. The company’s announcement of a joint venture with Kolon Sport, a leading South Korean outdoor brand, to exclusively distribute products under the Kolon Sport brand in mainland China, Hong Kong, Macau and Taiwan, was viewed positively by investors.

In contrast, key detractors from the Fund’s absolute performance included China Mobile, President Chain Store and Chongqing Changan Automobile.

China Mobile provides telecommunication services across China. It is the leading operator in the country, with strong market share across a number of segments. The company reported results that were at the low end of expectations,

Top 10 Holdings
2/28/17
Company	% of Total
Sector/Industry, Country	Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Semiconductors & Semiconductor Equipment, Taiwan
Tencent Holdings Ltd.	8.4%
Internet Software & Services, China
Nine Dragons Paper Holdings Ltd.	7.6%
Paper & Forest Products, China
China Petroleum and Chemical Corp.	6.1%
Oil, Gas & Consumable Fuels, China
Anta Sports Products Ltd.	5.1%
Textiles, Apparel & Luxury Goods, China
China Construction Bank Corp.	4.8%
Banks, China
Dairy Farm International Holdings Ltd.	4.0%
Food & Staples Retailing, Hong Kong
Alibaba Group Holding Ltd.	4.0%
Internet Software & Services, China
Uni-President China Holdings Ltd.	3.7%
Food Products, China
China Mobile Ltd.	3.5%
Wireless Telecommunication Services, China

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showing a slowdown in revenue growth that was partly due to the removal of roaming and long distance charges. Market expectations of an increase in dividend payment and an improvement in revenue from increased data usage in 2017 led to a share price rebound in early 2017, lifting its share price off the period low reached in December 2016.

President Chain Store is a convenience store business operating the 7-11 store franchise in Taiwan and stores in China and the Philippines. The company also has a joint venture with U.S.-based Starbucks to operate stores in Taiwan and the city of Shanghai in China. Concerns that an increase in the minimum hourly wage could adversely impact costs hurt investor sentiment in its stock, despite the company’s report of above-consensus earnings supported by solid operating performance and higher-than-expected investment income.

Chongqing Changan Automobile is one of China’s five largest automobile manufacturers. In addition to its own brands, Chongqing Changan operates joint ventures with Ford Motor, Mazda Motor and Suzuki Motor. Weaker-than-expected third-quarter 2016 earnings, largely due to a loss in the company’s domestic brand operations, and preliminary indications of a below-industry average profit growth in 2016 weighed on its share price. An increase in the purchase tax rate for private vehicles with smaller engine sizes adversely impacted market sentiment in the sector due to expectations of a slowdown in purchases.

In the last six months, our continued search for what we considered undervalued investments with attractive fundamentals and potential led to purchases in a number of companies. Key purchases included investments in two of China’s major insurance companies, resulting in a new position in Ping An Insurance and an additional holding in China Life Insurance. We also added to the Fund’s investments in Alibaba Group Holding, one of China’s largest online and mobile commerce companies; and Ginko International, a Taiwanese contact lens manufacturer.

Conversely, raising funds for dividend and capital gains distribution during the reporting period led us to reduce investments across the countries and sectors represented in the Fund’s portfolio. We undertook some of the largest sales in China H shares, as well as in Hong Kong and Taiwan.4 In sector terms, we reduced positions largely in consumer staples, consumer discretionary, industrials and utilities.5 Key sales included trimming the Fund’s investments in the aforementioned TSMC and China Mobile, as well as in Dairy Farm International Holdings, a Hong Kong-based regional supermarket, drug store and convenience store operator.

Thank you for your continued participation in Templeton China World Fund. We look forward to serving your future investment needs.

CFA® is a trademark owned by CFA Institute.

4. “China H” denotes shares of China-incorporated, Hong Kong Stock Exchange-listed companies with most businesses in China.
5. The consumer staples sector comprises beverages, food and staples retailing, and food products in the SOI. The consumer discretionary sector comprises auto components;
automobiles; distributors; Internet and direct marketing retail; leisure products; media; and textiles, apparel and luxury goods in the SOI. The industrials sector comprises industrial conglomerates, marine and transportation infrastructure in the SOI. The utilities sector comprises electric utilities and independent power and renewable electricity producers in the SOI.
See www.franklintempletondatasources.com for additional data provider information.

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The foregoing information reflects our analysis, opinions and portfolio holdings as of February 28, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of February 28, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 2/28/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
A
6-Month	+7.28%	+1.11%
1-Year	+26.10%	+18.85%
5-Year	-0.76%	-1.33%
10-Year	+57.75%	+4.05%
Advisor
6-Month	+7.43%	+7.43%
1-Year	+26.44%	+26.44%
5-Year	+0.69%	+0.14%
10-Year	+62.48%	+4.97%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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TEMPLETON CHINA WORLD FUND
PERFORMANCE SUMMARY

Distributions (9/1/16–2/28/17)
Net Investment		Long-Term
Share Class	Income	Capital Gain	Total
A	$0.1884	$2.5662	$2.7546
C	$—	$2.5662	$2.5662
R6	$0.3142	$2.5662	$2.8804
Advisor	$0.2528	$2.5662	$2.8190

Total Annual Operating Expenses[4]
Share Class
A	1.91%
Advisor	1.66%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. The government’s participation in the economy is still high and, therefore, the Fund’s investments in China will be subject to larger regulatory risk levels compared to many other countries. In addition, special risks are associated with international investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors. Also, as a nondiversified fund investing in China companies, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Historically, smaller and midsized securities have experienced more price volatility than larger company stocks, especially over the short term. The
Fund is designed for the aggressive portion of a well-diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 12/31/17. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 9/1/16	Value 2/28/17	9/1/16–2/28/17[1,2]	Value 2/28/17	9/1/16–2/28/17[1,2]	Ratio[2]
A	$1,000	$1,072.80	$9.92	$1,015.22	$9.64	1.93%
C	$1,000	$1,068.60	$13.75	$1,011.50	$13.37	2.68%
R6	$1,000	$1,075.60	$7.41	$1,017.65	$7.20	1.44%
Advisor	$1,000	$1,074.30	$8.64	$1,016.46	$8.40	1.68%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Financial Highlights
	Six Months Ended
	February 28, 2017		Year Ended August 31,
	(unaudited)	2016	2015	2014	2013	2012
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$21.51	$26.19	$38.01	$35.78	$34.09	$37.62
Income from investment operations[a]:
Net investment income (loss)[b]	(0.07)	0.17	0.32	0.44	0.41	0.56
Net realized and unrealized gains (losses)	1.32	2.19	(7.53)	3.94	2.11	(3.53)
Total from investment operations	1.25	2.36	(7.21)	4.38	2.52	(2.97)
Less distributions from:
Net investment income.	(0.19)	(0.46)	(0.45)	(0.52)	(0.65)	(0.25)
Net realized gains	(2.57)	(6.58)	(4.16)	(1.63)	(0.18)	(0.31)
Total distributions	(2.76)	(7.04)	(4.61)	(2.15)	(0.83)	(0.56)
Net asset value, end of period	$20.00	$21.51	$26.19	$38.01	$35.78	$34.09

Total return[c]	7.28%	11.19%	(20.57)%	12.76%	7.22%	(7.86)%

Ratios to average net assets[d]
Expenses.	1.93%[e]	1.91%[e,f]	1.84%[e]	1.85%[e]	1.85%	1.87%
Net investment income (loss)	(0.66)%	0.77%	0.98%	1.23%	1.13%	1.56%

Supplemental data
Net assets, end of period (000’s)	$170,358	$186,850	$232,814	$373,231	$429,085	$482,277
Portfolio turnover rate	3.94%	3.87%	7.42%	3.75%	6.12%	7.13%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.
fBenefit of expense reduction rounds to less than 0.01%.

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			TEMPLETON CHINA WORLD FUND
				FINANCIAL HIGHLIGHTS

	Six Months Ended
	February 28, 2017		Year Ended August 31,
	(unaudited)	2016	2015	2014	2013	2012
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$21.18	$25.76	$37.52	$35.30	$33.55	$37.02
Income from investment operations[a]:
Net investment income (loss)[b]	(0.14)	—[c]	0.08	0.18	0.16	0.28
Net realized and unrealized gains (losses)	1.30	2.17	(7.42)	3.91	2.04	(3.44)
Total from investment operations	1.16	2.17	(7.34)	4.09	2.20	(3.16)
Less distributions from:
Net investment income.	—	(0.17)	(0.26)	(0.24)	(0.27)	—
Net realized gains	(2.57)	(6.58)	(4.16)	(1.63)	(0.18)	(0.31)
Total distributions	(2.57)	(6.75)	(4.42)	(1.87)	(0.45)	(0.31)
Net asset value, end of period	$19.77	$21.18	$25.76	$37.52	$35.30	$33.55

Total return[d]	6.86%	10.41%	(21.16)%	11.98%	6.50%	(8.51)%

Ratios to average net assets[e]
Expenses.	2.68%[f]	2.66%[f,g]	2.56%[f]	2.54%[f]	2.55%	2.56%
Net investment income (loss)	(1.41)%	0.02%	0.26%	0.54%	0.43%	0.87%

Supplemental data
Net assets, end of period (000’s)	$42,500	$48,769	$63,486	$103,346	$123,220	$134,050
Portfolio turnover rate	3.94%	3.87%	7.42%	3.75%	6.12%	7.13%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.
gBenefit of expense reduction rounds to less than 0.01%.

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TEMPLETON CHINA WORLD FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended
	February 28, 2017		Year Ended August 31,
	(unaudited)	2016	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$21.68	$26.41	$38.27	$36.03	$38.14
Income from investment operations[b]:
Net investment income (loss)[c]	(0.03)	0.31	0.49	0.66	0.68
Net realized and unrealized gains (losses)	1.33	2.18	(7.61)	3.93	(2.79)
Total from investment operations.	1.30	2.49	(7.12)	4.59	(2.11)
Less distributions from:
Net investment income	(0.31)	(0.64)	(0.58)	(0.72)	—
Net realized gains	(2.57)	(6.58)	(4.16)	(1.63)	—
Total distributions	(2.88)	(7.22)	(4.74)	(2.35)	—
Net asset value, end of period.	$20.10	$21.68	$26.41	$38.27	$36.03

Total return[d]	7.56%	11.76%	(20.20)%	13.31%	(5.53)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.46%	1.45%	1.37%	1.37%	1.39%
Expenses net of waiver and payments by affiliates	1.44%	1.42%[f]	1.37%[g]	1.37%[g]	1.39%
Net investment income (loss)	(0.17)%	1.26%	1.45%	1.71%	1.59%

Supplemental data
Net assets, end of period (000’s)	$1,080	$720	$711	$73,067	$64,078
Portfolio turnover rate	3.94%	3.87%	7.42%	3.75%	6.12%

aFor the period May 1, 2013 (effective date) to August 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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			TEMPLETON CHINA WORLD FUND
				FINANCIAL HIGHLIGHTS

	Six Months Ended
	February 28, 2017		Year Ended August 31,
	(unaudited)	2016	2015	2014	2013	2012
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$21.68	$26.39	$38.26	$36.01	$34.33	$37.91
Income from investment operations[a]:
Net investment income (loss)[b]	(0.04)	0.22	0.42	0.55	0.46	0.68
Net realized and unrealized gains (losses)	1.32	2.22	(7.61)	3.98	2.20	(3.58)
Total from investment operations	1.28	2.44	(7.19)	4.53	2.66	(2.90)
Less distributions from:
Net investment income.	(0.25)	(0.57)	(0.52)	(0.65)	(0.80)	(0.37)
Net realized gains	(2.57)	(6.58)	(4.16)	(1.63)	(0.18)	(0.31)
Total distributions	(2.82)	(7.15)	(4.68)	(2.28)	(0.98)	(0.68)
Net asset value, end of period	$20.14	$21.68	$26.39	$38.26	$36.01	$34.33

Total return[c]	7.43%	11.51%	(20.38)%	13.12%	7.54%	(7.57)%

Ratios to average net assets[d]
Expenses.	1.68%[e]	1.66%[e,f]	1.56%[e]	1.55%[e]	1.55%	1.57%
Net investment income (loss)	(0.41)%	1.02%	1.26%	1.53%	1.43%	1.86%

Supplemental data
Net assets, end of period (000’s)	$70,935	$73,504	$107,454	$223,825	$240,826	$354,249
Portfolio turnover rate	3.94%	3.87%	7.42%	3.75%	6.12%	7.13%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.
fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 13

TEMPLETON CHINA WORLD FUND

Statement of Investments, February 28, 2017 (unaudited)
	Country	Shares	Value

Common Stocks 100.1%
Auto Components 0.3%
Weifu High-Technology Co. Ltd., B	China	247,527	$589,885
[a] Xinchen China Power Holdings Ltd	China	670,000	119,104
[a,b] Xinyi Automobile Glass Hong Kong Enterprises Ltd., Reg S	Hong Kong	16,250	3,098
Xinyi Glass Holdings Ltd	Hong Kong	130,000	117,894
			829,981
Automobiles 7.1%
Chongqing Changan Automobile Co. Ltd., B	China	2,812,457	3,970,724
Dongfeng Motor Group Co. Ltd., H	China	6,125,478	7,267,296
Jiangling Motors Corp. Ltd., B	China	3,502,646	8,951,815
			20,189,835
Banks 6.6%
BOC Hong Kong (Holdings) Ltd	Hong Kong	212,800	841,557
China Construction Bank Corp., H	China	16,704,926	13,750,504
Industrial and Commercial Bank of China Ltd., H	China	6,391,725	4,190,917
			18,782,978
Beverages 0.5%
Yantai Changyu Pioneer Wine Co. Ltd., B.	China	516,099	1,322,998
Chemicals 1.1%
Green Seal Holding Ltd	China	597,425	3,182,296
Construction Materials 3.1%
Asia Cement China Holdings Corp	China	12,893,271	3,886,442
BBMG Corp., H	China	4,350,000	2,034,085
Huaxin Cement Co. Ltd., B	China	3,919,226	3,045,238
			8,965,765
Distributors 0.7%
Dah Chong Hong Holdings Ltd	China	4,710,763	1,850,820
Electric Utilities 1.2%
Cheung Kong Infrastructure Holdings Ltd	Hong Kong	419,348	3,454,525
Electronic Equipment, Instruments & Components 1.1%
Hon Hai Precision Industry Co. Ltd	Taiwan	200,000	583,166
Synnex Technology International Corp	Taiwan	2,275,648	2,502,179
			3,085,345
Food & Staples Retailing 5.3%
Beijing Jingkelong Co. Ltd., H	China	1,530,471	341,071
Dairy Farm International Holdings Ltd	Hong Kong	1,349,176	11,508,471
President Chain Store Corp	Taiwan	458,059	3,365,173
			15,214,715
Food Products 4.5%
Uni-President China Holdings Ltd	China	15,444,280	10,544,275
Uni-President Enterprises Corp	Taiwan	1,280,394	2,277,591
			12,821,866
Health Care Equipment & Supplies 0.5%
Ginko International Co. Ltd	Taiwan	150,000	1,470,948
Health Care Providers & Services 2.0%
Shanghai Pharmaceuticals Holding Co. Ltd., H	China	2,174,500	5,602,252
Independent Power & Renewable Electricity Producers 0.5%
Huaneng Renewables Corp. Ltd., H.	China	4,092,000	1,391,595

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TEMPLETON CHINA WORLD FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Country	Shares	Value

Common Stocks (continued)
Industrial Conglomerates 3.2%
CK Hutchison Holdings Ltd	Hong Kong	264,690	$3,269,861
Hopewell Holdings Ltd	Hong Kong	1,601,500	5,858,933
			9,128,794
Insurance 5.0%
AIA Group Ltd	Hong Kong	1,350,100	8,530,572
China Life Insurance Co. Ltd., H	China	1,330,000	4,051,875
Ping An Insurance (Group) Co. of China Ltd	China	296,000	1,578,575
			14,161,022
Internet & Direct Marketing Retail 0.3%
[a] JD.com Inc., ADR	China	30,937	945,744
Internet Software & Services 14.6%
[a] Alibaba Group Holding Ltd., ADR	China	110,680	11,388,972
[a] Baidu Inc., ADR	China	34,960	6,087,585
Tencent Holdings Ltd	China	901,800	24,046,606
			41,523,163
IT Services 2.1%
TravelSky Technology Ltd., H	China	2,771,841	6,048,601
Leisure Products 0.1%
Merida Industry Co. Ltd	Taiwan	67,800	346,792
Marine 1.3%
COSCO Shipping Energy Transportation Co. Ltd., H	China	4,154,000	2,509,646
[a] Sinotrans Shipping Ltd	China	5,220,500	1,217,206
			3,726,852
Media 0.4%
Poly Culture Group Corp. Ltd., H	China	448,300	1,063,730
Oil, Gas & Consumable Fuels 7.7%
China Petroleum and Chemical Corp., H	China	22,410,478	17,378,841
CNOOC Ltd	China	1,081,400	1,278,799
PetroChina Co. Ltd., H	China	4,412,403	3,359,200
			22,016,840
Paper & Forest Products 7.6%
Nine Dragons Paper Holdings Ltd	China	17,115,000	21,716,326
Pharmaceuticals 1.5%
Tong Ren Tang Technologies Co. Ltd., H	China	2,260,700	4,146,924
Real Estate Management & Development 0.8%
Cheung Kong Property Holdings Ltd	Hong Kong	141,690	963,710
China Overseas Land & Investment Ltd	China	410,000	1,262,278
			2,225,988
Semiconductors & Semiconductor Equipment 9.9%
[a] GCL-Poly Energy Holdings Ltd	China	6,545,000	893,694
Taiwan Semiconductor Manufacturing Co. Ltd	Taiwan	4,440,330	27,341,132
			28,234,826
Textiles, Apparel & Luxury Goods 5.1%
Anta Sports Products Ltd	China	4,793,355	14,510,443
Transportation Infrastructure 2.5%
COSCO Shipping Ports Ltd	China	3,622,464	4,036,391
Sichuan Expressway Co. Ltd., H	China	7,358,000	3,108,901
			7,145,292

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Semiannual Report 15

TEMPLETON CHINA WORLD FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Country	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services 3.5%
China Mobile Ltd	China	913,270	$10,070,387
Total Common Stocks (Cost $152,227,556)			285,177,643

Short Term Investments (Cost $93) 0.0%†
Money Market Funds 0.0%†
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.17%	United States	93	93
Total Investments (Cost $152,227,649) 100.1%			285,177,736
Other Assets, less Liabilities (0.1)%			(305,379)
Net Assets 100.0%			$284,872,357

See Abbreviations on page 27.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At February 28, 2017, the value of this security was
$3,098, representing less than 0.1% of net assets.
cSee Note 3(f) regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day yield at period end.

16 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON CHINA WORLD FUND

Financial Statements

Statement of Assets and Liabilities
February 28, 2017 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$152,227,556
Cost - Non-controlled affiliates (Note 3f)	93
Total cost of investments	$152,227,649
Value - Unaffiliated issuers	$285,177,643
Value - Non-controlled affiliates (Note 3f)	93
Total value of investments	285,177,736
Receivables:
Investment securities sold	1,367,807
Capital shares sold	226,165
Other assets	283
Total assets	286,771,991
Liabilities:
Payables:
Capital shares redeemed	722,321
Management fees	307,475
Distribution fees	65,460
Transfer agent fees	120,406
Funds advanced by custodian.	603,443
Accrued expenses and other liabilities	80,529
Total liabilities	1,899,634
Net assets, at value	$284,872,357
Net assets consist of:
Paid-in capital	$130,209,107
Distributions in excess of net investment income	(1,155,214)
Net unrealized appreciation (depreciation)	132,949,879
Accumulated net realized gain (loss)	22,868,585
Net assets, at value	$284,872,357
Class A:
Net assets, at value	$170,358,128
Shares outstanding	8,517,340
Net asset value per share[a]	$20.00
Maximum offering price per share (net asset value per share ÷ 94.25%)	$21.22
Class C:
Net assets, at value	$42,499,589
Shares outstanding	2,149,979
Net asset value and maximum offering price per share[a]	$19.77
Class R6:
Net assets, at value	$1,080,123
Shares outstanding	53,740
Net asset value and maximum offering price per share	$20.10
Advisor Class:
Net assets, at value	$70,934,517
Shares outstanding	3,522,547
Net asset value and maximum offering price per share	$20.14

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 17

TEMPLETON CHINA WORLD FUND
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended February 28, 2017 (unaudited)

Investment income:
Dividends:
Unaffiliated issuers	$1,853,133
Non-controlled affiliates (Note 3f)	230
Income from securities loaned (net of fees and rebates)	945
Total investment income	1,854,308
Expenses:
Management fees (Note 3a)	1,911,594
Distribution fees: (Note 3c)
Class A	219,544
Class C	224,033
Transfer agent fees: (Note 3e)
Class A	217,150
Class C	55,442
Class R6	111
Advisor Class	87,079
Custodian fees (Note 4)	35,955
Reports to shareholders	39,685
Registration and filing fees	46,234
Professional fees.	29,467
Trustees’ fees and expenses.	14,292
Other	8,540
Total expenses	2,889,126
Expenses waived/paid by affiliates (Note 3f and 3g)	(1,822)
Net expenses	2,887,304
Net investment income (loss)	(1,032,996)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	22,919,496
Foreign currency transactions	(3,493)
Net realized gain (loss)	22,916,003
Net change in unrealized appreciation (depreciation) on:
Investments	(2,547,824)
Translation of other assets and liabilities
denominated in foreign currencies	847
Net change in unrealized appreciation (depreciation)	(2,546,977)
Net realized and unrealized gain (loss)	20,369,026
Net increase (decrease) in net assets resulting from operations	$19,336,030

18 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON CHINA WORLD FUND

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2017	Year Ended
	(unaudited)	August 31, 2016
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(1,032,996)	$2,351,018
Net realized gain (loss)	22,916,003	45,347,419
Net change in unrealized appreciation (depreciation)	(2,546,977)	(13,387,852)
Net increase (decrease) in net assets resulting from operations	19,336,030	34,310,585
Distributions to shareholders from:
Net investment income:
Class A	(1,477,504)	(3,603,536)
Class C	—	(360,294)
Class R6	(15,613)	(16,616)
Advisor Class	(815,698)	(2,085,592)
Net realized gains:
Class A	(20,126,357)	(51,937,159)
Class C	(5,283,432)	(14,292,109)
Class R6	(127,513)	(170,910)
Advisor Class	(8,280,242)	(24,134,243)
Total distributions to shareholders	(36,126,359)	(96,600,459)
Capital share transactions: (Note 2)
Class A	(6,636,313)	(10,848,333)
Class C	(3,794,462)	(4,950,385)
Class R6	425,101	116,915
Advisor Class	1,826,536	(16,652,155)
Total capital share transactions	(8,179,138)	(32,333,958)
Net increase (decrease) in net assets	(24,969,467)	(94,623,832)
Net assets:
Beginning of period	309,841,824	404,465,656
End of period	$284,872,357	$309,841,824
Undistributed net investment income included in net assets:
End of period	$—	$2,186,597
Distributions in excess of net investment income included in net assets:
End of period	$(1,155,214)	$—

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 19

TEMPLETON CHINA WORLD FUND

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers four classes of shares: Class A, Class C, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into

20 Semiannual Report

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TEMPLETON CHINA WORLD FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Lending

The Fund participates in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Fund. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower. At February 28, 2017, the Fund had no securities on loan.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

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Semiannual Report 21

TEMPLETON CHINA WORLD FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

d. Income and Deferred Taxes (continued)

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of February 28, 2017, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At February 28, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	February 28, 2017		August 31, 2016
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	921,062	$18,783,485	1,594,515	$33,963,897
Shares issued in reinvestment of distributions	1,169,106	20,938,679	2,701,529	53,733,408
Shares redeemed	(2,258,122)	(46,358,477)	(4,500,910)	(98,545,638)
Net increase (decrease)	(167,954)	$(6,636,313)	(204,866)	$(10,848,333)

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		TEMPLETON CHINA WORLD FUND
	NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Six Months Ended		Year Ended
	February 28, 2017		August 31, 2016
	Shares	Amount	Shares	Amount
Class C Shares:
Shares sold	105,030	$2,095,198	230,824	$4,829,005
Shares issued in reinvestment of distributions	269,624	4,777,743	642,345	12,641,362
Shares redeemed	(527,665)	(10,667,403)	(1,034,646)	(22,420,752)
Net increase (decrease)	(153,011)	$(3,794,462)	(161,477)	$(4,950,385)
Class R6 Shares:
Shares sold	18,360	$395,992	7,081	$139,108
Shares issued in reinvestment of distributions	7,960	143,126	9,386	187,526
Shares redeemed	(5,783)	(114,017)	(10,192)	(209,719)
Net increase (decrease)	20,537	$425,101	6,275	$116,915
Advisor Class Shares:
Shares sold	471,444	$10,023,183	947,626	$21,494,473
Shares issued in reinvestment of distributions	416,531	7,505,881	1,051,692	21,044,361
Shares redeemed	(755,480)	(15,702,528)	(2,680,734)	(59,190,989)
Net increase (decrease)	132,495	$1,826,536	(681,416)	$(16,652,155)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to TAML based on the average weekly net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.300%	Up to and including $1 billion
1.250%	Over $1 billion, up to and including $5 billion
1.200%	Over $5 billion, up to and including $10 billion
1.150%	Over $10 billion, up to and including $15 billion
1.100%	Over $15 billion, up to and including $20 billion
1.050%	In excess of $20 billion

b. Administrative Fees

Under an agreement with TAML, FT Services provides administrative services to the Fund. The fee is paid by TAML based on average weekly net assets, and is not an additional expense of the Fund.

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TEMPLETON CHINA WORLD FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to
unaffiliated brokers/dealers.	$10,589
CDSC retained	$2,325

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended February 28, 2017, the Fund paid transfer agent fees of $359,782, of which $163,184 was retained by Investor Services.

f. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and

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TEMPLETON CHINA WORLD FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

administrative fees paid directly or indirectly by each affiliate. Prior to September 1, 2013, the waiver was accounted for as a reduction to management fees. During the period ended February 28, 2017, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio,0.17%	2,513,332	17,632,262	(20,145,501)	93	$93	$230	$ –	–%[a]

[a]Rounds to less than 0.1%.

g. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until December 31, 2017.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 28, 2017, there were no credits earned.

5. Income Taxes

At February 28, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$153,036,436

Unrealized appreciation	$142,689,762
Unrealized depreciation	(10,548,462)
Net unrealized appreciation (depreciation)	$132,141,300

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2017, aggregated $11,598,248 and $54,894,923, respectively.

7. Concentration of Risk

Investing in securities of "China companies" may include certain risks and considerations not typically associated with investing in U.S. securities. In general, China companies are those that are organized under the laws of, or with a principal office or principal trading market in, the People’s Republic of China, Hong Kong, or Taiwan. Such risks include fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, these securities may not be as liquid as U.S. securities.

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TEMPLETON CHINA WORLD FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 9, 2018. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2017, the Fund did not use the Global Credit Facility.

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At February 28, 2017, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

For detailed categories, see the accompanying Statement of Investments.

10. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

11. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations
Selected Portfolio
ADR American Depositary Receipt

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Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee of Listed Registrants.  N/A

Item 6. Schedule of Investments.  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON CHINA WORLD FUND

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 26, 2017

By /s/Mark H. Otani

      Mark H. Otani

      Chief Financial Officer and Chief Accounting Officer

Date  April 26, 2017